FPA Global Equity ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.5%
	AEROSPACE & DEFENSE — 3.1%
42,404	Safran S.A.	$16,715,529
	APPAREL & TEXTILE PRODUCTS — 1.2%
28,849	Cie Financiere Richemont S.A.	6,660,620
	BANKING — 4.2%
139,453	Citigroup, Inc.	19,517,842
36,840	Wells Fargo & Co.	3,044,457
		22,562,299
	BEVERAGES — 4.5%
8,752	Diageo PLC	176,748
242,422	Heineken Holding N.V.	18,489,174
78,429	Pernod Ricard S.A.	5,722,685
		24,388,607
	BIOTECH & PHARMA — 1.2%
37,196	Merck KGaA	6,241,147
	CABLE & SATELLITE — 3.5%
561,647	Comcast Corp. - Class A	13,788,434
151,009	Liberty Broadband Corp. - Class C*	5,022,559
		18,810,993
	CHEMICALS — 7.0%
438,140	Azelis Group N.V.	4,658,258
49,727	IMCD N.V.	4,488,628
247,861	International Flavors & Fragrances, Inc.	19,635,548
1,429,600	Nippon Paint Holdings Co., Ltd.	9,258,395
		38,040,829
	COMMERCIAL SUPPORT SERVICES — 4.2%
141,319	Bureau Veritas S.A.	4,324,196
141,298	Eurofins Scientific S.E.	11,068,812
125,616	Sodexo S.A.	7,269,736
		22,662,744
	CONSTRUCTION MATERIALS — 2.6%
150,296	Amrize Ltd.	8,010,777
66,425	Holcim AG	5,991,403
		14,002,180
	E-COMMERCE DISCRETIONARY — 2.9%
64,649	Amazon.com, Inc.*	15,408,443
	ELECTRIC UTILITIES — 0.2%
58,218	PG&E Corp.	979,227
	ELECTRICAL EQUIPMENT — 2.5%
66,837	TE Connectivity PLC	13,475,008

FPA Global Equity ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENGINEERING & CONSTRUCTION — 2.3%
41,110	Samsung C&T Corp.	$12,431,443
	FOOD — 4.2%
104,505	Kerry Group PLC - Class A	9,594,386
42,530	Magnum Ice Cream Co. N.V.*	739,868
576,728	Magnum Ice Cream Co. N.V.*	10,040,058
134,504	Magnum Ice Cream Co. N.V.*	2,341,715
		22,716,027
	HEALTH CARE FACILITIES & SVCS — 0.9%
29,214	ICON PLC*	5,074,764
	HOME CONSTRUCTION — 1.8%
181,290	Fortune Brands Innovations, Inc.	9,952,821
	INSTITUTIONAL FINANCIAL SVCS — 0.2%
18,223	Jefferies Financial Group, Inc.	910,786
	INSURANCE — 4.9%
37,451	Aon PLC - Class A	12,422,122
62,001	Arthur J. Gallagher & Co.	14,233,570
		26,655,692
	INTERNET MEDIA & SERVICES — 12.4%
34,816	Alphabet, Inc. - Class A	12,442,194
68,158	Alphabet, Inc. - Class C	24,082,266
40,427	Delivery Hero S.E.*	1,662,908
27,180	Meta Platforms, Inc. - Class A	15,310,222
236,019	Prosus N.V.	10,244,965
46,413	Uber Technologies, Inc.*	3,349,162
		67,091,717
	LEISURE FACILITIES & SERVICES — 1.6%
63,314	Vail Resorts, Inc.	8,620,201
	MACHINERY — 1.2%
338,282	CNH Industrial N.V.	3,798,907
76,000	Hoshizaki Corp.	2,474,984
		6,273,891
	MEDICAL EQUIPMENT & DEVICES — 9.2%
355,906	Avantor, Inc.*	3,523,469
348,271	Baxter International, Inc.	7,425,137
96,460	Becton, Dickinson and Co.	14,597,292
18,472	Bio-Rad Laboratories, Inc. - Class A*	5,423,564
28,133	Danaher Corp.	5,358,774
41,587	GE HealthCare Technologies, Inc.	2,661,984
11,955	Thermo Fisher Scientific, Inc.	5,993,759
12,424	Waters Corp.*	4,659,730
		49,643,709

FPA Global Equity ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	METALS & MINING — 3.1%
1,912,326	Glencore PLC	$13,033,075
338,474	Grupo Mexico S.A.B. de C.V.	3,824,974
		16,858,049
	OIL & GAS SERVICES & EQUIP — 1.1%
322,458	NOV, Inc.	5,981,596
	RETAIL - DISCRETIONARY — 3.0%
144,469	CarMax, Inc.*	7,640,965
35,593	Ferguson Enterprises, Inc.	8,447,287
		16,088,252
	SEMICONDUCTORS — 6.5%
61,293	Analog Devices, Inc.	24,343,741
3,322	Broadcom, Inc.	1,254,886
33,709	NXP Semiconductors N.V.	9,473,240
		35,071,867
	SOFTWARE — 1.6%
16,070	Intuit, Inc.	4,194,270
10,801	SAP S.E.	1,653,724
18,686	SAP S.E. - ADR	2,879,699
		8,727,693
	SPECIALTY FINANCE — 0.8%
103,979	PayPal Holdings, Inc.	4,489,813
	TECHNOLOGY HARDWARE — 1.1%
138,382	Nintendo Co., Ltd.	5,800,137
	TECHNOLOGY SERVICES — 1.0%
86,563	LG Corp.	5,436,378
	TRANSPORTATION EQUIPMENT — 0.5%
9,353	Westinghouse Air Brake Technologies Corp.	2,521,569
	TOTAL COMMON STOCKS
	(Cost $451,240,432)	510,294,031
	EXCHANGE-TRADED FUNDS — 4.6%
258,967	Vanguard 0-3 Month Treasury Bill ETF	19,598,623
33,151	Vanguard Total World Stock ETF	5,203,049
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $23,642,654)	24,801,672
	TOTAL INVESTMENTS — 99.1%
	(Cost $474,883,086)	535,095,703
	Other Assets in Excess of Liabilities — 0.9%	4,986,001
	TOTAL NET ASSETS — 100.0%	$540,081,704

FPA Global Equity ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company

*Non-income producing security.